Schedule of Transactions Between Related Parties (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Short-term loans (Note 13)	₪ 126,935	₪ 70,559
Long-term loans (Note 13)	99,684	11,877
Other receivables (Note 11B)	97,375	33,244
Other payables (Note 11C)	48,397	41,050
Related parties [member]
IfrsStatementLineItems [Line Items]
Short-term loans (Note 13)	1,090	1,722
Long-term loans (Note 13)		76
Other receivables (Note 11B)	16,087
Other payables (Note 11C)	₪ 372	₪ 308